Subsequent Events - Additional Information (Detail)	1 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended		1 Months Ended			1 Months Ended
	Oct. 17, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Feb. 28, 2014 Subsequent Event Yunfeng E Commerce Funds USD ($)	Feb. 28, 2014 Subsequent Event Yunfeng E Commerce Funds CNY	Mar. 31, 2014 Subsequent Event Yunfeng E Commerce Funds USD ($)	Mar. 31, 2014 Subsequent Event Yunfeng E Commerce Funds CNY	Mar. 17, 2014 Subsequent Event Giant investment Giant Merger Limited USD ($)	Mar. 17, 2014 Subsequent Event Giant investment Giant Merger Limited Common Stock USD ($)	Mar. 17, 2014 Subsequent Event Giant investment Giant Merger Limited American Depositary Share USD ($)	Mar. 18, 2014 Subsequent Event Minsheng Baoteng Plan Investment in Minsheng Royal Asset Management Contract termination USD ($)	Mar. 18, 2014 Subsequent Event Minsheng Baoteng Plan Investment in Minsheng Royal Asset Management Contract termination CNY	Mar. 03, 2014 Subsequent Event Minsheng Baoteng Plan Investment in Minsheng Royal Asset Management Contract termination USD ($)	Mar. 03, 2014 Subsequent Event Minsheng Baoteng Plan Investment in Minsheng Royal Asset Management Contract termination CNY	Jan. 28, 2014 Subsequent Event Minsheng Baoteng Plan Investment in Minsheng Royal Asset Management Contract termination USD ($)	Jan. 28, 2014 Subsequent Event Minsheng Baoteng Plan Investment in Minsheng Royal Asset Management Contract termination CNY
Subsequent Event [Line Items]
Net proceed from sale of investment				20,805,359		$ 199,100,000	1,205,291,670
Gain on sale of investment								147,113,541	890,581,243
Business acquisition, price per share											$ 12.00	$ 12.00
Business acquisition, cash consideration	57,250,000									3,000,000,000
Short-term investments		462,475,189	2,799,686,050	739,314,900									35,185,093	213,000,000	36,341,411	220,000,000	85,732,693	519,000,000
Percentage of return on investment													5.00%	5.00%	4.56%	4.56%	4.85%	4.85%
Interest income		$ 13,827,133	83,705,315	86,194,786	102,202,930								$ 3,553,894	21,514,209